Share-Based Payment (Tables)	12 Months Ended
Jun. 30, 2023
Share-Based Payment [Abstract]
Schedule of Assumptions Used to Value the Company's Stock Options Grants	The assumptions used to value the Company’s stock options grants were as follows:
	2023	2022	2021

Expected volatility	43%	40%	41%
Risk-free interest rate	4.00%	0.71~1.62%	0.36%
Exercise multiples	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0%	0%	0%
Forfeited rates	16~23%	12~19%	12~19%
Fair market value per common share	$1.135	$1.92~3.15	$2.89

Schedule of Stock Options Activities	The following table sets forth the summary of stock options activities:
	Number of stock options	Weighted Average Exercise Price	Weighted Average Grant- date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of July 1, 2022	4,685,673	$2.52	$1.14	4.1 years	-
Granted	1,023,531	$0.80	$0.57		-
Exercised	-	$-	$-		-
Forfeited or expired	(483,842)	2.08	1.05		-
Outstanding as of June 30, 2023	5,225,362	$2.22	$1.08	2.8 years	356,642
Outstanding and exercisable as of June 30, 2023	1,509,746	$2.82	$1.29		-
Vested and expected to vest as of June 30, 2023	3,727,766	$2.38	$0.42	2.8 years	191,772

Schedule of RSU Activities	The following table sets forth the summary of RSUs activities:
	Number of Shares	Weighted- Average Grant Date Fair Value

Outstanding as of July 1, 2022	196,200	$3.10
Granted	1,161,000	$1.14
Vested	(1,205,300)	$1.21
Forfeited or expired	(48,000)	$3.15
Outstanding as of June 30, 2023	103,900	$3.07

Schedule of Share-Based Compensation Expense	The following table summarizes the total share-based compensation expense recognized by the Company:
	2023	2022	2021
Cost of revenues	$16,212	$36,906	$8,403
Selling and marketing expenses	129,060	165,209	122,087
General and administrative expenses	2,333,023	6,982,747	4,998,206
Total	$2,478,295	$7,184,862	$5,128,696